Schedule of Options Granted and Outstanding (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Options Outstanding, Balance	54	70	61
Weighted Average Exercise Price, Balance	$ 5.03	$ 5.39	$ 6.10
Weighted Average Remaining Contractual Life (Years), Options outstanding	5 years 8 months 12 days	5 years 8 months 12 days	7 years 2 months 12 days	8 years 6 months
Aggregate Intrinsic Value
Options, Granted		5	14
Weighted Average Exercise Price, Granted		$ 0.35	$ 2.24
Options, Forfeited/Expired	(3)	(21)	(5)
Weighted Average Exercise Price, Forfeited/Expired	$ 6.78	$ 5.19	$ 5.26
Options Outstanding, Balance	51	54	70	61
Weighted Average Exercise Price, Balance	$ 4.95	$ 5.03	$ 5.39	$ 6.10
Aggregate Intrinsic Value
Options, Exercisable	45	46	49
Weighted Average Exercise Price, Exercisable	$ 5.42	$ 5.54	$ 5.84
Weighted Average Remaining Contractual Life (Years), Options exercisable	5 years 4 months 24 days	5 years 2 months 12 days	6 years 6 months
Aggregate Intrinsic Value, Exercisable
Options, Fully vested			$ 49
Weighted Average Exercise Price, Fully vested		$ 5.54	$ 5.84
Weighted Average Remaining Contractual Life (Years), Options Fully vested		5 years 2 months 12 days	6 years 6 months
Aggregate Intrinsic Value, Fully vested
Options, Option Vested		$ 8	$ 21
Weighted Average Exercise Price, Option Expected Vested		$ 1.74	$ 4.32
Weighted Average Remaining Contractual Life (Years), Options Expected vest		8 years 10 months 24 days	8 years 9 months 18 days
Aggregate Intrinsic Value, Options Expected Vest